UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual	Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 7/1/18	Value 12/31/18	7/1/18–12/31/18[1,2]	Value 12/31/18	7/1/18–12/31/18[1,2]	Ratio[2]

$1,000	$1,009.80	$0.76	$1,024.45	$0.77	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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THE MONEY MARKET PORTFOLIOS

Financial Highlights
The U.S. Government Money Market Portfolio
	Six Months Ended
	December 31, 2018		Year Ended June 30,
	(unaudited)	2018	2017	2016	2015	2014
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.010	0.011	0.003	0.001	—	—
Net realized and unrealized gains (losses)	—	(—)[a]	—[a]	—[a]	—[a]	—[a]
Total from investment operations	0.010	0.011	0.003	0.001	—[a]	—[a]
Less distributions from net investment income.	(0.010)	(0.011)	(0.003)	(0.001)	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.98%	1.15%	0.35%	0.07%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by
affiliates[d]	0.15%	0.15%	0.15%	0.13%	0.09%	0.08%
Net investment income	1.93%	1.15%	0.35%	0.06%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$21,734,075	$23,700,037	$21,564,546	$22,324,993	$27,390,400	$23,491,469

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

1 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Statement of Investments, December 31, 2018 (unaudited)
The U.S. Government Money Market Portfolio
	Principal Amount	Value

Investments 103.1%
U.S. Government and Agency Securities 98.3%
[a] FFCB,
1/02/19	$14,300,000	$14,299,146
2/06/19	50,000,000	49,882,000
2/12/19	48,000,000	47,868,400
FHLB,
[a] 1/02/19	270,100,000	270,083,049
[a] 1/03/19	430,000,000	429,945,789
[a] 1/04/19	477,558,000	477,466,270
[a] 1/07/19	273,350,000	273,245,316
[a] 1/09/19	305,977,000	305,818,343
[a] 1/11/19	240,000,000	239,844,667
[a] 1/16/19	412,325,000	411,923,109
[a] 1/22/19	184,100,000	183,846,206
[a] 1/23/19	122,000,000	121,823,303
[a] 1/25/19	40,200,000	40,136,859
[a] 1/30/19	200,000,000	199,617,522
[a] 2/01/19	400,000,000	399,174,022
[a] 2/05/19	200,000,000	199,535,278
[a] 2/08/19	200,000,000	199,497,555
[a] 2/13/19	200,000,000	199,429,055
[b] FRN, 2.50%, (SOFR + 0.04%), 5/15/19	50,000,000	50,000,000
[b] FRN, 2.50%, (SOFR + 0.04%), 6/21/19	45,000,000	45,000,000
[b] FRN, 2.52%, (SOFR + 0.06%), 9/10/19	50,000,000	50,000,000
FHLMC,
[a] 1/02/19	840,000,000	839,946,800
[a] 1/22/19	26,800,000	26,763,262
[b] FRN, 2.485%, (SOFR + 0.025%), 5/08/19	50,000,000	50,000,000
[a] FNMA,
1/02/19	1,320,497,000	1,320,413,535
1/03/19	700,000,000	699,955,667
1/07/19	116,654,000	116,608,505
1/09/19	200,000,000	199,897,555
[a] U.S. Treasury Bill,
1/02/19	1,050,000,000	1,049,934,333
1/03/19	700,000,000	699,917,139
1/08/19	750,000,000	749,666,771
1/10/19	700,000,000	699,622,150
1/15/19	671,950,000	671,348,978
1/17/19	750,000,000	749,260,666
1/22/19	600,000,000	599,189,750
1/24/19	750,000,000	748,928,583
1/29/19	750,000,000	748,623,333
1/31/19	450,000,000	449,171,875
2/05/19	750,000,000	748,257,292
2/07/19	750,000,000	748,254,833
2/12/19	59,130,000	58,967,195
2/14/19	727,530,000	725,503,537
2/21/19	600,000,000	598,074,750
2/28/19	750,000,000	747,213,583
3/07/19	450,000,000	448,180,000
3/14/19	450,000,000	447,961,500
3/21/19	450,000,000	447,738,625

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THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
[a] U.S. Treasury Bill, (continued)
4/04/19	$295,000,000	$293,195,768
4/11/19	150,000,000	149,008,333
4/18/19	150,000,000	148,923,312
4/25/19	300,000,000	297,696,250
5/02/19	150,000,000	148,774,875
5/09/19	300,000,000	297,386,667
U.S. Treasury Note,
1.50%, 1/31/19	200,000,000	199,871,528
1.50%, 2/28/19	243,000,000	242,700,573
Total U.S. Government and Agency Securities (Cost $21,375,393,412)		21,375,393,412
[c] Repurchase Agreements 4.8%
Barclays Capital Inc., 2.90%, 1/02/19 (Maturity Value $40,006,444)
Collateralized by U.S. Treasury Notes, 2.25%, 3/31/21 (valued at $40,989,722)	40,000,000	40,000,000
Deutsche Bank Securities Inc., 2.90%, 1/02/19 (Maturity Value $26,004,189)
Collateralized by U.S. Treasury Notes, 1.50% – 2.00%, 4/15/20 – 11/15/21 (valued at
$26,520,046)	26,000,000	26,000,000
Federal Reserve Bank of New York, 2.25%, 1/02/19 (Maturity Value $600,075,000)
Collateralized by U.S. Treasury Notes, 1.375% – 2.75%, 3/31/22 – 8/31/23 (valued at
$600,075,013)	600,000,000	600,000,000
Goldman Sachs & Co., 2.89%, 1/02/19 (Maturity Value $125,020,069)
Collateralized by U.S. Treasury Notes, 2.75%, 7/31/23 (valued at $127,522,928)	125,000,000	125,000,000
HSBC Securities Inc., 2.90%, 1/02/19 (Maturity Value $250,040,278)
Collateralized by U.S. Government and Agency Securities, 3.50% – 4.50%, 11/20/33 – 11/20/48
(valued at $255,000,000)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,041,000,000)		1,041,000,000
Total Investments (Cost $22,416,393,412) 103.1%		22,416,393,412
Other Assets, less Liabilities (3.1)%		(682,318,223)
Net Assets 100.0%		$21,734,075,189

See Abbreviations on page 10.

aThe security was issued on a discount basis with no stated coupon rate.
bThe coupon rate shown represents the rate at period end.
cSee Note 1(b) regarding repurchase agreement.

3 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
December 31, 2018 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$21,375,393,412
Unaffiliated repurchase agreements, at value and cost	1,041,000,000
Cash	17,755,914
Receivables:
Capital shares sold	2,499
Interest	2,998,373
Total assets	22,437,150,198
Liabilities:
Payables:
Investment securities purchased	699,955,667
Management fees	2,886,967
Accrued expenses and other liabilities	232,375
Total liabilities	703,075,009
Net assets, at value	$21,734,075,189
Net assets consist of:
Paid-in capital	$21,734,091,906
Total distributable earnings (loss)	(16,717)
Net assets, at value	$21,734,075,189
Shares outstanding	21,734,093,505
Net asset value per share	$1.00

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 4

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended December 31, 2018 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$242,846,993
Expenses:
Management fees (Note 3a)	17,528,194
Custodian fees (Note 4)	107,895
Reports to shareholders	3,056
Registration and filing fees	42
Professional fees	99,926
Other	74,705
Total expenses	17,813,818
Expense reductions (Note 4)	(103,041)
Net expenses	17,710,777
Net investment income	225,136,216
Net increase (decrease) in net assets resulting from operations	$225,136,216

5 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended
	December 31, 2018	Year Ended
	(unaudited)	June 30, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$225,136,216	$257,998,905
Net realized gain (loss)	—	(16,717)
Net increase (decrease) in net assets resulting from operations	225,136,216	257,982,188
Distributions to shareholders (Note 1d)	(225,136,216)	(258,003,624)
Capital share transactions (Note 2)	(1,965,961,399)	2,135,511,767
Net increase (decrease) in net assets	(1,965,961,399)	2,135,490,331
Net assets:
Beginning of period	23,700,036,588	21,564,546,257
End of period (Note 1d)	$21,734,075,189	$23,700,036,588

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 6

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statements of Investments, had been entered into on December 31, 2018.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

e. Accounting Estimates Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service The preparation of financial statements in accordance with U.S. providers that contain general indemnification clauses. The GAAP requires management to make estimates and Trust’s maximum exposure under these arrangements is assumptions that affect the reported amounts of assets and unknown as this would involve future claims that may be made liabilities at the date of the financial statements and the amounts against the Trust that have not yet occurred. Currently, the Trust of income and expenses during the reporting period. Actual expects the risk of loss to be remote. results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income	$(258,003,624)

For the year ended June 30, 2018, undistributed net investment income included in net assets was $0.

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
Shares sold	$12,546,956,725	$40,301,565,232
Shares issued in reinvestment of distributions	225,151,579	258,008,814
Shares redeemed	(14,738,069,703)	(38,424,062,279)
Net increase (decrease)	$(1,965,961,399)	$2,135,511,767

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin Templeton U.S. Government Money Fund, Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

3. Transactions with Affiliates (continued)

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Other Affiliated Transactions

At December 31, 2018, the shares of the Portfolio were owned by the following investment companies:

		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust — Money Market Portfolio.	18,319,125,980	84.3%
Franklin U.S. Government Money Fund	3,199,188,775	14.7%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S.
Government Money Fund	215,776,251	1.0%
	21,734,091,006	100.0%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2018, the Fund had short-term capital loss carryforwards, not subject to expiration, of $16,717.

At December 31, 2018, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

At December 31, 2018, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

franklintempleton.com Semiannual Report 10

MONEY MARKET PORTFOLIO

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

24 Semiannual Report

ftinstitutional.com

Semiannual Report

Money Market Portfolio

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.

Franklin Templeton Institutional Services
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2019